PROVISION FOR TAX, CIVIL AND LABOR RISKS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provision For Civil Commercial And Other [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liability	R$ 64,088	R$ 71,928
Amount of contingencies	15,343,060	14,518,170
Amount of contingencies	130,848	131,751
Amount of contingencies	1,838,183	1,679,407
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Amount of contingencies	13,247,512	12,499,764
Provision For Tax [Member] | Brazilian Federal Revenue [Member]
IfrsStatementLineItems [Line Items]
Amount of contingencies	R$ 779,018	638,361
Provision For Tax [Member] | PIS and COFINS ("Federal Taxes to Social Fund Programs") [Member]
IfrsStatementLineItems [Line Items]
Description of company disputes	The Company is involved in administrative and judicial disputes related to the non-cumulative system due to divergence on the concept of input and the use in the productive process, the requirement of taxation of revenues related to presumed ICMS credits, disputes on the fiscal classification of seasoned meats, Laws 2.445/88 and 2.449/88 (“semestralidade”), untimely credits and others, in the amount of R$7,055,855 (R$6,371,171 as of December 31, 2021).
Provision For Tax [Member] | ICMS ("State VAT") [Member]
IfrsStatementLineItems [Line Items]
Description of company disputes	The Company is involved in disputes related to: (i) non-acceptance of ICMS credits in interstate sales from states that unilaterally granted fiscal benefits without the approval of the National Finance Policy Council (“CONFAZ”), the so-called “guerra fiscal” in the amount of R$24,370 (R$253,765 as of December 31, 2021); (ii) lack of evidence of exports in the amount of R$77,163 (R$63,361 as of December 31, 2021); (iii) infraction notices from State of Rio de Janeiro, for the period from 2014 to 2018, related to the supposed non-compliance of Agreement Terms (“TARE”) regarding tax benefits, in the amount of R$621,261 (R$567,903 as of December 31, 2021); (iv) Public Civil Action in Rio de Janeiro due do the use of tax benefits, in the amount of R$276,521 (R$249,715 as of December 31, 2021); (v) infraction notice about ICMS in Goiás related to the exclusion of the reversal of the tax credit from the calculation base of PROTEGE, in the amount of R$190,198 (R$184,300 as of December 31, 2021); and (vi) R$1,973,524 (R$2,063,603 on December 31, 2021) related to other claims.
Provision For Tax [Member] | IPI ("Federal VAT") [Member]
IfrsStatementLineItems [Line Items]
Description of company disputes	The Company disputes administratively and judicially the denial of compensation of presumed IPI credits resulting from purchases of duty-free goods and secondary items. Such discussed cases totaled the amount of R$187,371 (R$182,246 as of December 31, 2021)
Provision For Tax [Member] | INSS ("Brazilian Social Security") [Member]
IfrsStatementLineItems [Line Items]
Description of company disputes	The Company disputes cases related to the charges of social security on payroll, employees profit sharing, GILRAT additional for special retirement financing, SAT/RAT, as well as other cases, in a total amount of R$482,687 (R$417,903 as of December 31, 2021)
Provision For Tax [Member] | Other Relevant Contingencies [Member]
IfrsStatementLineItems [Line Items]
Description of company disputes	The Company disputes cases related to the requirement of 50% fine on the compensations of PIS, COFINS and IRPJ not approved awaiting final decision of the compensation processes, drawback proof, tax on services and others of several natures, fees, property tax, import tax and IOF, totaling R$171,153 (R$180,574 as of December 31, 2021).
Income Tax And Social Contribution (IRPJ and CSLL) [Member]
IfrsStatementLineItems [Line Items]
Amount of contingencies	R$ 1,408,391	1,326,862
Provision For Labor [Member]
IfrsStatementLineItems [Line Items]
Amount of contingencies	R$ 257,365	R$ 338,999